Shareholder Report		12 Months Ended	41 Months Ended	93 Months Ended	105 Months Ended
	Sep. 01, 2023	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key		0000044402
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000163612
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Institutional Class
Trading Symbol		NDGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.69%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.69%
Line Graph [Table Text Block]
	Institutional Class $2,745,300	S&P 500® Index $3,268,100
12/15/15	$1,000,000	$1,000,000
8/31/16	$1,111,000	$1,090,800
8/31/17	$1,317,000	$1,267,900
8/31/18	$1,454,500	$1,517,200
8/31/19	$1,418,800	$1,561,500
8/31/20	$1,658,800	$1,904,100
8/31/21	$2,242,400	$2,497,500
8/31/22	$2,018,500	$2,217,100
8/31/23	$2,278,600	$2,570,600
8/31/24	$2,745,300	$3,268,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Institutional Class	20.48%	14.11%	12.28%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.02%/0.70% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date					Dec. 15, 2015
AssetsNet		$ 104,903,604	$ 104,903,604	$ 104,903,604	$ 104,903,604
Holdings Count | Holding		56	56	56	56
Advisory Fees Paid, Amount		$ 192,651
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000163610
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class A
Trading Symbol		NDGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Line Graph [Table Text Block]
	Class A (including sales charge) 25,090	S&P 500® Index $32,681
12/15/15	$9,425	$10,000
8/31/16	$10,452	$10,908
8/31/17	$12,345	$12,679
8/31/18	$13,576	$15,172
8/31/19	$13,202	$15,615
8/31/20	$15,369	$19,041
8/31/21	$20,706	$24,975
8/31/22	$18,578	$22,171
8/31/23	$20,902	$25,706
8/31/24	$25,090	$32,681

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class A (at NAV)	20.04%	13.70%	11.88%
Class A (including sales charge)	13.15%	12.37%	11.12%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.45%/1.06% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date					Dec. 15, 2015
AssetsNet		$ 104,903,604	$ 104,903,604	$ 104,903,604	$ 104,903,604
Holdings Count | Holding		56	56	56	56
Advisory Fees Paid, Amount		$ 192,651
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000163611
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class C
Trading Symbol		NDGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.80%

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.80%
Line Graph [Table Text Block]
	Class C (including sales charge) 24,919	S&P 500® Index $32,681
12/15/15	$10,000	$10,000
8/31/16	$10,000	$10,908
8/31/17	$11,747	$12,679
8/31/18	$12,824	$15,172
8/31/19	$12,368	$15,615
8/31/20	$14,301	$19,041
8/31/21	$19,118	$24,975
8/31/22	$17,023	$22,171
8/31/23	$19,012	$25,706
8/31/24	$22,653	$32,681

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class C (at NAV)	19.15%	12.87%	11.04%
Class C (including sales charge)	18.15%	12.87%	11.04%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.15%/1.81% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date					Dec. 15, 2015
AssetsNet		$ 104,903,604	$ 104,903,604	$ 104,903,604	$ 104,903,604
Holdings Count | Holding		56	56	56	56
Advisory Fees Paid, Amount		$ 192,651
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000163613
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class R6
Trading Symbol		NRDGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.59%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Line Graph [Table Text Block]
	Class R6 27,672	S&P 500® Index $32,681
12/15/15	$10,000	$10,000
8/31/16	$11,120	$10,908
8/31/17	$13,177	$12,679
8/31/18	$14,562	$15,172
8/31/19	$14,223	$15,615
8/31/20	$16,639	$19,041
8/31/21	$22,520	$24,975
8/31/22	$20,307	$22,171
8/31/23	$22,942	$25,706
8/31/24	$27,672	$32,681

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class R6	20.62%	14.24%	12.38%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.25%/0.60% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date					Dec. 15, 2015
AssetsNet		$ 104,903,604	$ 104,903,604	$ 104,903,604	$ 104,903,604
Holdings Count | Holding		56	56	56	56
Advisory Fees Paid, Amount		$ 192,651
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000069472
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Institutional Class
Trading Symbol		NEMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.16%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.16%
Line Graph [Table Text Block]
	Institutional Class $1,207,600	MSCI Emerging Markets Index (Net) $1,287,700
8/31/14	$1,000,000	$1,000,000
8/31/15	$787,800	$770,500
8/31/16	$911,000	$861,700
8/31/17	$1,136,700	$1,073,100
8/31/18	$1,108,300	$1,065,800
8/31/19	$1,091,000	$1,019,300
8/31/20	$1,206,500	$1,166,900
8/31/21	$1,400,000	$1,413,400
8/31/22	$1,061,200	$1,105,200
8/31/23	$1,032,600	$1,119,100
8/31/24	$1,207,600	$1,287,700

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	16.95%	2.05%	1.90%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

AssetsNet		$ 210,224,919	$ 210,224,919	$ 210,224,919	$ 210,224,919
Holdings Count | Holding		103	103	103	103
Advisory Fees Paid, Amount		$ 2,373,049
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000069470
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class A
Trading Symbol		NEMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.41%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.41%
Line Graph [Table Text Block]
	Class A (including sales charge) $11,085	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$9,425	$10,000
8/31/15	$7,405	$7,705
8/31/16	$8,538	$8,617
8/31/17	$10,630	$10,731
8/31/18	$10,334	$10,658
8/31/19	$10,152	$10,193
8/31/20	$11,195	$11,669
8/31/21	$12,951	$14,134
8/31/22	$9,789	$11,052
8/31/23	$9,504	$11,191
8/31/24	$11,085	$12,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (at NAV)	16.63%	1.77%	1.64%
Class A (including sales charge)	9.91%	0.57%	1.04%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

AssetsNet		$ 210,224,919	$ 210,224,919	$ 210,224,919	$ 210,224,919
Holdings Count | Holding		103	103	103	103
Advisory Fees Paid, Amount		$ 2,373,049
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000069471
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class C
Trading Symbol		NEMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.16%

Expenses Paid, Amount		$ 233
Expense Ratio, Percent		2.16%
Line Graph [Table Text Block]
	Class C (including sales charge) $10,914	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,798	$7,705
8/31/16	$8,925	$8,617
8/31/17	$11,028	$10,731
8/31/18	$10,641	$10,658
8/31/19	$10,375	$10,193
8/31/20	$11,358	$11,669
8/31/21	$13,045	$14,134
8/31/22	$9,788	$11,052
8/31/23	$9,424	$11,191
8/31/24	$10,914	$12,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (at NAV)	15.80%	1.02%	0.88%
Class C (including sales charge)	14.80%	1.02%	0.88%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

AssetsNet		$ 210,224,919	$ 210,224,919	$ 210,224,919	$ 210,224,919
Holdings Count | Holding		103	103	103	103
Advisory Fees Paid, Amount		$ 2,373,049
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090015
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R3
Trading Symbol		NEMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$197	1.82%

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.82%
Line Graph [Table Text Block]
	Class R3 $11,299	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,830	$7,705
8/31/16	$8,995	$8,617
8/31/17	$11,149	$10,731
8/31/18	$10,797	$10,658
8/31/19	$10,561	$10,193
8/31/20	$11,601	$11,669
8/31/21	$13,365	$14,134
8/31/22	$10,060	$11,052
8/31/23	$9,729	$11,191
8/31/24	$11,299	$12,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R3	16.15%	1.36%	1.23%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

AssetsNet		$ 210,224,919	$ 210,224,919	$ 210,224,919	$ 210,224,919
Holdings Count | Holding		103	103	103	103
Advisory Fees Paid, Amount		$ 2,373,049
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000125074
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R6
Trading Symbol		NREMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$115	1.06%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.06%
Line Graph [Table Text Block]
	Class R6 $12,181	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,886	$7,705
8/31/16	$9,120	$8,617
8/31/17	$11,391	$10,731
8/31/18	$11,110	$10,658
8/31/19	$10,949	$10,193
8/31/20	$12,123	$11,669
8/31/21	$14,083	$14,134
8/31/22	$10,684	$11,052
8/31/23	$10,410	$11,191
8/31/24	$12,181	$12,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	17.02%	2.16%	1.99%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

AssetsNet		$ 210,224,919	$ 210,224,919	$ 210,224,919	$ 210,224,919
Holdings Count | Holding		103	103	103	103
Advisory Fees Paid, Amount		$ 2,373,049
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000063561
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Institutional Class
Trading Symbol		NBHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.73%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.73%
Line Graph [Table Text Block]
	Institutional Class $2,094,600	Russell 1000® Index $3,295,200	Russell 1000® Value Index $2,336,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$954,000	$1,004,000	$965,200
8/31/16	$1,078,300	$1,121,400	$1,089,900
8/31/17	$1,203,000	$1,302,500	$1,216,100
8/31/18	$1,330,300	$1,560,700	$1,367,700
8/31/19	$1,370,900	$1,599,600	$1,376,200
8/31/20	$1,391,900	$1,959,500	$1,387,700
8/31/21	$1,720,700	$2,591,400	$1,893,500
8/31/22	$1,722,700	$2,255,500	$1,775,600
8/31/23	$1,765,100	$2,602,900	$1,928,200
8/31/24	$2,094,600	$3,295,200	$2,336,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	18.67%	8.85%	7.67%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.72%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

AssetsNet		$ 951,349,883	$ 951,349,883	$ 951,349,883	$ 951,349,883
Holdings Count | Holding		69	69	69	69
Advisory Fees Paid, Amount		$ 4,489,978
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000063559
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class A
Trading Symbol		NBHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.09%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.09%
Line Graph [Table Text Block]
	Class A (including sales charge) $19,019	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$9,425	$10,000	$10,000
2/28/15	$9,425	$10,000	$10,000
8/31/15	$8,953	$10,040	$9,652
8/31/16	$10,085	$11,214	$10,899
8/31/17	$11,212	$13,025	$12,161
8/31/18	$12,356	$15,607	$13,677
8/31/19	$12,687	$15,996	$13,762
8/31/20	$12,831	$19,595	$13,877
8/31/21	$15,807	$25,914	$18,935
8/31/22	$15,765	$22,555	$17,756
8/31/23	$16,095	$26,029	$19,282
8/31/24	$19,019	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	18.17%	8.43%	7.27%
Class A (including sales charge)	11.36%	7.16%	6.64%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.08%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

AssetsNet		$ 951,349,883	$ 951,349,883	$ 951,349,883	$ 951,349,883
Holdings Count | Holding		69	69	69	69
Advisory Fees Paid, Amount		$ 4,489,978
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000063560
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class C
Trading Symbol		NBHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.84%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.84%
Line Graph [Table Text Block]
	Class C (including sales charge) $18,733	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,435	$10,040	$9,652
8/31/16	$10,546	$11,214	$10,899
8/31/17	$11,636	$13,025	$12,161
8/31/18	$12,726	$15,607	$13,677
8/31/19	$12,968	$15,996	$13,762
8/31/20	$13,018	$19,595	$13,877
8/31/21	$15,915	$25,914	$18,935
8/31/22	$15,759	$22,555	$17,756
8/31/23	$15,960	$26,029	$19,282
8/31/24	$18,733	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	17.38%	7.63%	6.48%
Class C (including sales charge)	16.38%	7.63%	6.48%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.83%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

AssetsNet		$ 951,349,883	$ 951,349,883	$ 951,349,883	$ 951,349,883
Holdings Count | Holding		69	69	69	69
Advisory Fees Paid, Amount		$ 4,489,978
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090014
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class R3
Trading Symbol		NBHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149	1.37%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.37%
Line Graph [Table Text Block]
	Class R3 $19,624	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,478	$10,040	$9,652
8/31/16	$10,641	$11,214	$10,899
8/31/17	$11,798	$13,025	$12,161
8/31/18	$12,970	$15,607	$13,677
8/31/19	$13,282	$15,996	$13,762
8/31/20	$13,390	$19,595	$13,877
8/31/21	$16,446	$25,914	$18,935
8/31/22	$16,362	$22,555	$17,756
8/31/23	$16,645	$26,029	$19,282
8/31/24	$19,624	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	17.90%	8.12%	6.97%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.37%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

AssetsNet		$ 951,349,883	$ 951,349,883	$ 951,349,883	$ 951,349,883
Holdings Count | Holding		69	69	69	69
Advisory Fees Paid, Amount		$ 4,489,978
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228873
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class E
Trading Symbol		NBHEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.06%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.06%
Line Graph [Table Text Block]
	Class E $21,318	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,540	$10,040	$9,652
8/31/16	$10,783	$11,214	$10,899
8/31/17	$12,030	$13,025	$12,161
8/31/18	$13,303	$15,607	$13,677
8/31/19	$13,709	$15,996	$13,762
8/31/20	$13,919	$19,595	$13,877
8/31/21	$17,207	$25,914	$18,935
8/31/22	$17,297	$22,555	$17,756
8/31/23	$17,845	$26,029	$19,282
8/31/24	$21,318	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	19.46%	9.23%	7.86%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                    Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.57%/0.06% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

AssetsNet		$ 951,349,883	$ 951,349,883	$ 951,349,883	$ 951,349,883
Holdings Count | Holding		69	69	69	69
Advisory Fees Paid, Amount		$ 4,489,978
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021351
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Investor Class
Trading Symbol		NBSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.91%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.91%
Line Graph [Table Text Block]
	Investor Class $22,893	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,049	$9,371
8/31/16	$10,721	$10,050
8/31/17	$12,523	$11,770
8/31/18	$14,157	$13,113
8/31/19	$13,825	$13,077
8/31/20	$17,442	$15,237
8/31/21	$23,034	$19,601
8/31/22	$16,199	$16,488
8/31/23	$18,114	$18,788
8/31/24	$22,893	$23,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	26.38%	10.61%	8.64%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.92%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021352
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Trust Class
Trading Symbol		NBFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.11%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.11%
Line Graph [Table Text Block]
	Trust Class $22,454	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,026	$9,371
8/31/16	$10,678	$10,050
8/31/17	$12,452	$11,770
8/31/18	$14,056	$13,113
8/31/19	$13,701	$13,077
8/31/20	$17,251	$15,237
8/31/21	$22,733	$19,601
8/31/22	$15,954	$16,488
8/31/23	$17,802	$18,788
8/31/24	$22,454	$23,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	26.13%	10.38%	8.42%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.12%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021353
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Advisor Class
Trading Symbol		NBFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.34%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.34%
Line Graph [Table Text Block]
	Advisor Class $22,073	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,015	$9,371
8/31/16	$10,649	$10,050
8/31/17	$12,408	$11,770
8/31/18	$13,973	$13,113
8/31/19	$13,599	$13,077
8/31/20	$17,094	$15,237
8/31/21	$22,476	$19,601
8/31/22	$15,749	$16,488
8/31/23	$17,537	$18,788
8/31/24	$22,073	$23,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	25.87%	10.17%	8.24%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.35%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027739
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Institutional Class
Trading Symbol		NFALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.75%
Line Graph [Table Text Block]
	Institutional Class $2,325,200	MSCI All Country World Index (Net) $2,319,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$1,006,500	$937,100
8/31/16	$1,075,600	$1,005,000
8/31/17	$1,258,800	$1,177,000
8/31/18	$1,424,900	$1,311,300
8/31/19	$1,394,300	$1,307,700
8/31/20	$1,761,300	$1,523,700
8/31/21	$2,329,300	$1,960,100
8/31/22	$1,640,600	$1,648,800
8/31/23	$1,836,800	$1,878,800
8/31/24	$2,325,200	$2,319,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	26.59%	10.77%	8.80%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.77%/0.76% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090012
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class A
Trading Symbol		NFAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.11%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.11%
Line Graph [Table Text Block]
	Class A (including sales charge) $21,136	MSCI All Country World Index (Net) $23,192
8/31/14	$9,425	$10,000
8/31/15	$9,448	$9,371
8/31/16	$10,064	$10,050
8/31/17	$11,732	$11,770
8/31/18	$13,235	$13,113
8/31/19	$12,902	$13,077
8/31/20	$16,244	$15,237
8/31/21	$21,398	$19,601
8/31/22	$15,016	$16,488
8/31/23	$16,758	$18,788
8/31/24	$21,136	$23,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	26.12%	10.38%	8.41%
Class A (including sales charge)	18.85%	9.07%	7.77%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.15%/1.12% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090013
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class C
Trading Symbol		NFACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.86%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		1.86%
Line Graph [Table Text Block]
	Class C (including sales charge) $20,807	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$9,950	$9,371
8/31/16	$10,522	$10,050
8/31/17	$12,180	$11,770
8/31/18	$13,632	$13,113
8/31/19	$13,189	$13,077
8/31/20	$16,481	$15,237
8/31/21	$21,550	$19,601
8/31/22	$15,010	$16,488
8/31/23	$16,625	$18,788
8/31/24	$20,807	$23,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	25.16%	9.55%	7.60%
Class C (including sales charge)	24.16%	9.55%	7.60%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.96%/1.87% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC). The CDSC is 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 719,225,857	$ 719,225,857	$ 719,225,857	$ 719,225,857
Holdings Count | Holding		51	51	51	51
Advisory Fees Paid, Amount		$ 3,485,221
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021336
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Investor Class
Trading Symbol		NBGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	0.99%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.99%
Line Graph [Table Text Block]
	Investor Class $25,768	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,152	$10,036	$10,003
8/31/16	$11,313	$11,184	$10,862
8/31/17	$12,466	$12,980	$12,483
8/31/18	$15,798	$15,608	$15,659
8/31/19	$15,881	$15,813	$13,640
8/31/20	$18,021	$19,203	$14,461
8/31/21	$23,948	$25,548	$21,270
8/31/22	$20,444	$22,155	$17,466
8/31/23	$22,416	$25,424	$18,278
8/31/24	$25,768	$32,071	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.95%	10.16%	9.93%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.00%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021337
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Trust Class
Trading Symbol		NBGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$117	1.09%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.09%
Line Graph [Table Text Block]
	Trust Class $25,547	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,141	$10,036	$10,003
8/31/16	$11,293	$11,184	$10,862
8/31/17	$12,435	$12,980	$12,483
8/31/18	$15,748	$15,608	$15,659
8/31/19	$15,816	$15,813	$13,640
8/31/20	$17,932	$19,203	$14,461
8/31/21	$23,809	$25,548	$21,270
8/31/22	$20,308	$22,155	$17,466
8/31/23	$22,242	$25,424	$18,278
8/31/24	$25,547	$32,071	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.86%	10.06%	9.83%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.09%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021338
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Advisor Class
Trading Symbol		NBGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$144	1.34%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.34%
Line Graph [Table Text Block]
	Advisor Class $24,886	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,111	$10,036	$10,003
8/31/16	$11,230	$11,184	$10,862
8/31/17	$12,332	$12,980	$12,483
8/31/18	$15,576	$15,608	$15,659
8/31/19	$15,604	$15,813	$13,640
8/31/20	$17,649	$19,203	$14,461
8/31/21	$23,372	$25,548	$21,270
8/31/22	$19,881	$22,155	$17,466
8/31/23	$21,724	$25,424	$18,278
8/31/24	$24,886	$32,071	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	14.55%	9.78%	9.55%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.34%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021339
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Institutional Class
Trading Symbol		NBGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.84%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.84%
Line Graph [Table Text Block]
	Institutional Class $2,619,200	Russell 3000® Index $3,207,100	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,016,800	$1,003,600	$1,000,300
8/31/16	$1,134,900	$1,118,400	$1,086,200
8/31/17	$1,252,900	$1,298,000	$1,248,300
8/31/18	$1,590,700	$1,560,800	$1,565,900
8/31/19	$1,601,700	$1,581,300	$1,364,000
8/31/20	$1,820,300	$1,920,300	$1,446,100
8/31/21	$2,422,900	$2,554,800	$2,127,000
8/31/22	$2,071,600	$2,215,500	$1,746,600
8/31/23	$2,275,000	$2,542,400	$1,827,800
8/31/24	$2,619,200	$3,207,100	$2,165,500

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	15.13%	10.34%	10.11%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.84%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000125070
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class R6
Trading Symbol		NRGSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.74%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.74%
Line Graph [Table Text Block]
	Class R6 $26,421	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,175	$10,036	$10,003
8/31/16	$11,365	$11,184	$10,862
8/31/17	$12,555	$12,980	$12,483
8/31/18	$15,953	$15,608	$15,659
8/31/19	$16,080	$15,813	$13,640
8/31/20	$18,290	$19,203	$14,461
8/31/21	$24,369	$25,548	$21,270
8/31/22	$20,857	$22,155	$17,466
8/31/23	$22,926	$25,424	$18,278
8/31/24	$26,421	$32,071	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	15.24%	10.44%	10.20%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.74%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228870
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class E
Trading Symbol		NRGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Line Graph [Table Text Block]
	Class E $26,435	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,152	$10,036	$10,003
8/31/16	$11,313	$11,184	$10,862
8/31/17	$12,466	$12,980	$12,483
8/31/18	$15,798	$15,608	$15,659
8/31/19	$15,881	$15,813	$13,640
8/31/20	$18,021	$19,203	$14,461
8/31/21	$23,948	$25,548	$21,270
8/31/22	$20,572	$22,155	$17,466
8/31/23	$22,774	$25,424	$18,278
8/31/24	$26,435	$32,071	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	16.08%	10.73%	10.21%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.69%/0.03% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386	$ 10,556,129,386
Holdings Count | Holding		112	112	112	112
Advisory Fees Paid, Amount		$ 64,885,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000121825
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Investor Class
Trading Symbol		NIQVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.11%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.11%
Line Graph [Table Text Block]
	Investor Class $17,470	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,629	$9,253
8/31/16	$10,072	$9,242
8/31/17	$11,680	$10,872
8/31/18	$12,251	$11,349
8/31/19	$11,732	$10,980
8/31/20	$13,538	$11,653
8/31/21	$17,362	$14,697
8/31/22	$12,600	$11,787
8/31/23	$14,455	$13,899
8/31/24	$17,470	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	20.86%	8.29%	5.74%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000121826
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Trust Class
Trading Symbol		NIQTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$129	1.17%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.17%
Line Graph [Table Text Block]
	Trust Class $17,377	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,618	$9,253
8/31/16	$10,060	$9,242
8/31/17	$11,662	$10,872
8/31/18	$12,227	$11,349
8/31/19	$11,695	$10,980
8/31/20	$13,498	$11,653
8/31/21	$17,300	$14,697
8/31/22	$12,544	$11,787
8/31/23	$14,383	$13,899
8/31/24	$17,377	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Trust Class	20.81%	8.24%	5.68%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021340
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Institutional Class
Trading Symbol		NBIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.89%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.89%
Line Graph [Table Text Block]
	Institutional Class $1,780,900	MSCI EAFE® Index (Net) $1,659,600
8/31/14	$1,000,000	$1,000,000
8/31/15	$964,900	$925,300
8/31/16	$1,011,100	$924,200
8/31/17	$1,171,000	$1,087,200
8/31/18	$1,231,000	$1,134,900
8/31/19	$1,182,300	$1,098,000
8/31/20	$1,368,400	$1,165,300
8/31/21	$1,757,700	$1,469,700
8/31/22	$1,277,900	$1,178,700
8/31/23	$1,470,800	$1,389,900
8/31/24	$1,780,900	$1,659,600

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	21.08%	8.54%	5.94%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000121822
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class A
Trading Symbol		NIQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.26%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.26%
Line Graph [Table Text Block]
	Class A (including sales charge) $16,191	MSCI EAFE® Index (Net) $16,596
8/31/14	$9,425	$10,000
8/31/15	$9,059	$9,253
8/31/16	$9,464	$9,242
8/31/17	$10,914	$10,872
8/31/18	$11,435	$11,349
8/31/19	$10,944	$10,980
8/31/20	$12,616	$11,653
8/31/21	$16,154	$14,697
8/31/22	$11,707	$11,787
8/31/23	$13,411	$13,899
8/31/24	$16,191	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (at NAV)	20.73%	8.15%	5.56%
Class A (including sales charge)	13.81%	6.87%	4.94%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000121823
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class C
Trading Symbol		NIQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.01%

Expenses Paid, Amount		$ 221
Expense Ratio, Percent		2.01%
Line Graph [Table Text Block]
	Class C (including sales charge) $15,932	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,539	$9,253
8/31/16	$9,892	$9,242
8/31/17	$11,324	$10,872
8/31/18	$11,782	$11,349
8/31/19	$11,188	$10,980
8/31/20	$12,800	$11,653
8/31/21	$16,265	$14,697
8/31/22	$11,697	$11,787
8/31/23	$13,308	$13,899
8/31/24	$15,932	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (at NAV)	19.72%	7.33%	4.77%
Class C (including sales charge)	18.72%	7.33%	4.77%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000130576
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class R6
Trading Symbol		NRIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.79%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.79%
Line Graph [Table Text Block]
	Class R6 $17,983	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,651	$9,253
8/31/16	$10,135	$9,242
8/31/17	$11,742	$10,872
8/31/18	$12,359	$11,349
8/31/19	$11,871	$10,980
8/31/20	$13,760	$11,653
8/31/21	$17,691	$14,697
8/31/22	$12,882	$11,787
8/31/23	$14,835	$13,899
8/31/24	$17,983	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	21.22%	8.66%	6.04%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228871
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class E
Trading Symbol		NIQEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Line Graph [Table Text Block]
	Class E $18,191	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,649	$9,253
8/31/16	$10,111	$9,242
8/31/17	$11,710	$10,872
8/31/18	$12,310	$11,349
8/31/19	$11,823	$10,980
8/31/20	$13,684	$11,653
8/31/21	$17,577	$14,697
8/31/22	$12,848	$11,787
8/31/23	$14,900	$13,899
8/31/24	$18,191	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class E	22.09%	9.00%	6.17%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319	$ 1,124,004,319
Holdings Count | Holding		95	95	95	95
Advisory Fees Paid, Amount		$ 6,416,618
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

The change in Fund fees for the reporting period resulted primarily from changes in operating expenses.

Material Fund Change Expenses [Text Block]		The change in Fund fees for the reporting period resulted primarily from changes in operating expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000034262
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Trust Class
Trading Symbol		NILTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.15%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.15%
Line Graph [Table Text Block]
	Trust Class $17,318	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,553	$9,253
8/31/16	$9,902	$9,242
8/31/17	$11,444	$10,872
8/31/18	$12,036	$11,349
8/31/19	$11,606	$10,980
8/31/20	$13,494	$11,653
8/31/21	$17,289	$14,697
8/31/22	$12,634	$11,787
8/31/23	$14,454	$13,899
8/31/24	$17,318	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Trust Class	19.82%	8.33%	5.65%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000035184
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Institutional Class
Trading Symbol		NILIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.80%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.80%
Line Graph [Table Text Block]
	Institutional Class $1,792,700	MSCI EAFE® Index (Net) $1,659,600
8/31/14	$1,000,000	$1,000,000
8/31/15	$958,200	$925,300
8/31/16	$996,000	$924,200
8/31/17	$1,156,700	$1,087,200
8/31/18	$1,220,600	$1,134,900
8/31/19	$1,180,400	$1,098,000
8/31/20	$1,377,300	$1,165,300
8/31/21	$1,770,800	$1,469,700
8/31/22	$1,299,600	$1,178,700
8/31/23	$1,490,400	$1,389,900
8/31/24	$1,792,700	$1,659,600

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	20.29%	8.72%	6.01%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000057306
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class A
Trading Symbol		NBNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.16%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.16%
Line Graph [Table Text Block]
	Class A (including sales charge) $16,292	MSCI EAFE® Index (Net) $16,596
8/31/14	$9,425	$10,000
8/31/15	$8,990	$9,253
8/31/16	$9,322	$9,242
8/31/17	$10,776	$10,872
8/31/18	$11,328	$11,349
8/31/19	$10,923	$10,980
8/31/20	$12,694	$11,653
8/31/21	$16,258	$14,697
8/31/22	$11,886	$11,787
8/31/23	$13,591	$13,899
8/31/24	$16,292	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (at NAV)	19.88%	8.33%	5.63%
Class A (including sales charge)	13.01%	7.06%	5.00%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000057307
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class C
Trading Symbol		NBNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.91%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		1.91%
Line Graph [Table Text Block]
	Class C (including sales charge) $16,040	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,477	$9,253
8/31/16	$9,751	$9,242
8/31/17	$11,184	$10,872
8/31/18	$11,673	$11,349
8/31/19	$11,168	$10,980
8/31/20	$12,885	$11,653
8/31/21	$16,377	$14,697
8/31/22	$11,882	$11,787
8/31/23	$13,485	$13,899
8/31/24	$16,040	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (at NAV)	18.95%	7.51%	4.84%
Class C (including sales charge)	17.95%	7.51%	4.84%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077166
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R3
Trading Symbol		NBNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.41%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.41%
Line Graph [Table Text Block]
	Class R3 $16,871	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,529	$9,253
8/31/16	$9,846	$9,242
8/31/17	$11,349	$10,872
8/31/18	$11,908	$11,349
8/31/19	$11,454	$10,980
8/31/20	$13,279	$11,653
8/31/21	$16,962	$14,697
8/31/22	$12,372	$11,787
8/31/23	$14,110	$13,899
8/31/24	$16,871	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R3	19.57%	8.05%	5.37%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000160231
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R6
Trading Symbol		NRILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.70%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.70%
Line Graph [Table Text Block]
	Class R6 $17,895	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,553	$9,253
8/31/16	$9,902	$9,242
8/31/17	$11,466	$10,872
8/31/18	$12,106	$11,349
8/31/19	$11,730	$10,980
8/31/20	$13,697	$11,653
8/31/21	$17,622	$14,697
8/31/22	$12,936	$11,787
8/31/23	$14,864	$13,899
8/31/24	$17,895	$16,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	20.39%	8.81%	5.99%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

AssetsNet		$ 172,603,821	$ 172,603,821	$ 172,603,821	$ 172,603,821
Holdings Count | Holding		82	82	82	82
Advisory Fees Paid, Amount		$ 604,184
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000175514
Shareholder Report [Line Items]
Fund Name		International Small Cap Fund
Class Name		Institutional Class
Trading Symbol		NIOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Line Graph [Table Text Block]
	Institutional Class $1,889,300	MSCI EAFE® Index (Net) $1,800,000	MSCI EAFE® Small Cap Index (Net) $1,648,200
12/8/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,274,000	$1,179,200	$1,235,300
8/31/18	$1,389,500	$1,231,000	$1,327,500
8/31/19	$1,232,900	$1,190,900	$1,205,800
8/31/20	$1,526,800	$1,263,900	$1,334,300
8/31/21	$2,091,300	$1,594,100	$1,772,100
8/31/22	$1,447,500	$1,278,400	$1,311,800
8/31/23	$1,572,400	$1,507,500	$1,432,200
8/31/24	$1,889,300	$1,800,000	$1,648,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/8/16
Institutional Class	20.16%	8.91%	8.57%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

Performance Inception Date				Dec. 08, 2016
AssetsNet		$ 4,210,965	$ 4,210,965	$ 4,210,965	$ 4,210,965
Holdings Count | Holding		63	63	63	63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000175512
Shareholder Report [Line Items]
Fund Name		International Small Cap Fund
Class Name		Class A
Trading Symbol		NIOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.41%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.41%
Line Graph [Table Text Block]
	Class A (including sales charge) $17,329	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$9,425	$10,000	$10,000
12/8/16	$9,425	$10,000	$10,000
8/31/17	$11,970	$11,792	$12,353
8/31/18	$12,999	$12,310	$13,275
8/31/19	$11,505	$11,909	$12,058
8/31/20	$14,198	$12,639	$13,343
8/31/21	$19,372	$15,941	$17,721
8/31/22	$13,357	$12,784	$13,118
8/31/23	$14,472	$15,075	$14,322
8/31/24	$17,329	$18,000	$16,482

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/8/16
Class A (at NAV)	19.74%	8.54%	8.19%
Class A (including sales charge)	12.89%	7.25%	7.36%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

Performance Inception Date				Dec. 08, 2016
AssetsNet		$ 4,210,965	$ 4,210,965	$ 4,210,965	$ 4,210,965
Holdings Count | Holding		63	63	63	63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000175513
Shareholder Report [Line Items]
Fund Name		International Small Cap Fund
Class Name		Class C
Trading Symbol		NIOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.17%

Expenses Paid, Amount		$ 237
Expense Ratio, Percent		2.17%
Line Graph [Table Text Block]
	Class C (including sales charge) $17,351	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$10,000	$10,000	$10,000
12/8/16	$10,000	$10,000	$10,000
8/31/17	$12,630	$11,792	$12,353
8/31/18	$13,627	$12,310	$13,275
8/31/19	$11,962	$11,909	$12,058
8/31/20	$14,655	$12,639	$13,343
8/31/21	$19,855	$15,941	$17,721
8/31/22	$13,582	$12,784	$13,118
8/31/23	$14,594	$15,075	$14,322
8/31/24	$17,351	$18,000	$16,482

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/8/16
Class C (at NAV)	18.89%	7.72%	7.38%
Class C (including sales charge)	17.89%	7.72%	7.38%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

Performance Inception Date				Dec. 08, 2016
AssetsNet		$ 4,210,965	$ 4,210,965	$ 4,210,965	$ 4,210,965
Holdings Count | Holding		63	63	63	63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000175515
Shareholder Report [Line Items]
Fund Name		International Small Cap Fund
Class Name		Class R6
Trading Symbol		NIORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.95%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.95%
Line Graph [Table Text Block]
	Class R6 $19,034	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$10,000	$10,000	$10,000
8/31/17	$12,740	$11,792	$12,353
8/31/18	$13,902	$12,310	$13,275
8/31/19	$12,354	$11,909	$12,058
8/31/20	$15,320	$12,639	$13,343
8/31/21	$21,010	$15,941	$17,721
8/31/22	$14,547	$12,784	$13,118
8/31/23	$15,817	$15,075	$14,322
8/31/24	$19,034	$18,000	$16,482

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/8/16
Class R6	20.34%	9.03%	8.68%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

Performance Inception Date				Dec. 08, 2016
AssetsNet		$ 4,210,965	$ 4,210,965	$ 4,210,965	$ 4,210,965
Holdings Count | Holding		63	63	63	63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000087774
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NINLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.95%
Line Graph [Table Text Block]
	Institutional Class $2,231,100	Russell 3000® Index $3,207,100	Russell 2000® Value Index $2,054,200	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,013,600	$1,003,600	$950,500	$1,000,300
8/31/16	$1,043,700	$1,118,400	$1,081,700	$1,086,200
8/31/17	$1,216,900	$1,298,000	$1,227,300	$1,248,300
8/31/18	$1,472,600	$1,560,800	$1,473,300	$1,565,900
8/31/19	$1,313,100	$1,581,300	$1,253,900	$1,364,000
8/31/20	$1,409,700	$1,920,300	$1,176,900	$1,446,100
8/31/21	$2,275,700	$2,554,800	$1,877,100	$2,127,000
8/31/22	$1,921,100	$2,215,500	$1,686,000	$1,746,600
8/31/23	$2,038,600	$2,542,400	$1,722,600	$1,827,800
8/31/24	$2,231,100	$3,207,100	$2,054,200	$2,165,500

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	9.44%	11.18%	8.36%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287
Holdings Count | Holding		97	97	97	97
Advisory Fees Paid, Amount		$ 10,289,858
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000087772
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NINAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.31%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.31%
Line Graph [Table Text Block]
	Class A (including sales charge) $20,265	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$9,516	$10,036	$9,505	$10,003
8/31/16	$9,761	$11,184	$10,817	$10,862
8/31/17	$11,342	$12,980	$12,273	$12,483
8/31/18	$13,677	$15,608	$14,733	$15,659
8/31/19	$12,148	$15,813	$12,539	$13,640
8/31/20	$13,002	$19,203	$11,769	$14,461
8/31/21	$20,909	$25,548	$18,771	$21,270
8/31/22	$17,584	$22,155	$16,860	$17,466
8/31/23	$18,580	$25,424	$17,226	$18,278
8/31/24	$20,265	$32,071	$20,542	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	9.06%	10.78%	7.96%
Class A (including sales charge)	2.80%	9.47%	7.32%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 1.35%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287
Holdings Count | Holding		97	97	97	97
Advisory Fees Paid, Amount		$ 10,289,858
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000087773
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NINCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.07%

Expenses Paid, Amount		$ 216
Expense Ratio, Percent		2.07%
Line Graph [Table Text Block]
	Class C (including sales charge) $19,950	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,019	$10,036	$9,505	$10,003
8/31/16	$10,204	$11,184	$10,817	$10,862
8/31/17	$11,771	$12,980	$12,273	$12,483
8/31/18	$14,084	$15,608	$14,733	$15,659
8/31/19	$12,425	$15,813	$12,539	$13,640
8/31/20	$13,191	$19,203	$11,769	$14,461
8/31/21	$21,049	$25,548	$18,771	$21,270
8/31/22	$17,571	$22,155	$16,860	$17,466
8/31/23	$18,431	$25,424	$17,226	$18,278
8/31/24	$19,950	$32,071	$20,542	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	8.24%	9.93%	7.15%
Class C (including sales charge)	7.24%	9.93%	7.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including acomparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 2.10%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On  July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287
Holdings Count | Holding		97	97	97	97
Advisory Fees Paid, Amount		$ 10,289,858
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000150163
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NRINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.86%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.86%
Line Graph [Table Text Block]
	Class R6 $22,456	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,136	$10,036	$9,505	$10,003
8/31/16	$10,437	$11,184	$10,817	$10,862
8/31/17	$12,169	$12,980	$12,273	$12,483
8/31/18	$14,726	$15,608	$14,733	$15,659
8/31/19	$13,149	$15,813	$12,539	$13,640
8/31/20	$14,133	$19,203	$11,769	$14,461
8/31/21	$22,831	$25,548	$18,771	$21,270
8/31/22	$19,295	$22,155	$16,860	$17,466
8/31/23	$20,500	$25,424	$17,226	$18,278
8/31/24	$22,456	$32,071	$20,542	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	9.54%	11.30%	8.43%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including acomparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 0.85%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287	$ 1,280,520,287
Holdings Count | Holding		97	97	97	97
Advisory Fees Paid, Amount		$ 10,289,858
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021354
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NGUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.81%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.81%
Line Graph [Table Text Block]
	Investor Class $35,193	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,697	$10,048	$10,426
8/31/16	$10,516	$11,309	$11,525
8/31/17	$12,367	$13,145	$13,924
8/31/18	$15,070	$15,730	$17,715
8/31/19	$15,678	$16,189	$18,472
8/31/20	$21,284	$19,740	$26,662
8/31/21	$28,839	$25,893	$34,268
8/31/22	$23,890	$22,986	$27,737
8/31/23	$28,199	$26,650	$33,822
8/31/24	$35,193	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	24.80%	17.55%	13.41%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.83%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021355
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$113	1.01%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.01%
Line Graph [Table Text Block]
	Trust Class $34,565	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,678	$10,048	$10,426
8/31/16	$10,482	$11,309	$11,525
8/31/17	$12,303	$13,145	$13,924
8/31/18	$14,979	$15,730	$17,715
8/31/19	$15,544	$16,189	$18,472
8/31/20	$21,069	$19,740	$26,662
8/31/21	$28,488	$25,893	$34,268
8/31/22	$23,558	$22,986	$27,737
8/31/23	$27,755	$26,650	$33,822
8/31/24	$34,565	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	24.54%	17.33%	13.20%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.03%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021356
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBGUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$161	1.44%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.44%
Line Graph [Table Text Block]
	Advisor Class $33,538	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,634	$10,048	$10,426
8/31/16	$10,408	$11,309	$11,525
8/31/17	$12,204	$13,145	$13,924
8/31/18	$14,808	$15,730	$17,715
8/31/19	$15,313	$16,189	$18,472
8/31/20	$20,700	$19,740	$26,662
8/31/21	$27,934	$25,893	$34,268
8/31/22	$23,059	$22,986	$27,737
8/31/23	$27,049	$26,650	$33,822
8/31/24	$33,538	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	23.99%	16.98%	12.86%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.34%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027740
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NGDLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.66%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.66%
Line Graph [Table Text Block]
	Institutional Class $3,579,500	S&P 500® Index $3,388,200	Russell 1000® Growth Index $4,422,300
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$971,600	$1,004,800	$1,042,600
8/31/16	$1,055,900	$1,130,900	$1,152,500
8/31/17	$1,243,100	$1,314,500	$1,392,400
8/31/18	$1,518,400	$1,573,000	$1,771,500
8/31/19	$1,582,000	$1,618,900	$1,847,200
8/31/20	$2,151,900	$1,974,000	$2,666,200
8/31/21	$2,919,700	$2,589,300	$3,426,800
8/31/22	$2,421,700	$2,298,600	$2,773,700
8/31/23	$2,863,500	$2,665,000	$3,382,200
8/31/24	$3,579,500	$3,388,200	$4,422,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	25.00%	17.74%	13.60%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.68%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077157
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class A
Trading Symbol		NGDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.02%
Line Graph [Table Text Block]
	Class A (including sales charge) $32,489	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$9,425	$10,000	$10,000
2/28/15	$9,425	$10,000	$10,000
8/31/15	$9,121	$10,048	$10,426
8/31/16	$9,880	$11,309	$11,525
8/31/17	$11,587	$13,145	$13,924
8/31/18	$14,098	$15,730	$17,715
8/31/19	$14,633	$16,189	$18,472
8/31/20	$19,826	$19,740	$26,662
8/31/21	$26,795	$25,893	$34,268
8/31/22	$22,151	$22,986	$27,737
8/31/23	$26,093	$26,650	$33,822
8/31/24	$32,489	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	24.51%	17.30%	13.17%
Class A (including sales charge)	17.34%	15.91%	12.51%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.05%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077158
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class C
Trading Symbol		NGDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.77%

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.77%
Line Graph [Table Text Block]
	Class C (including sales charge) $32,002	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,599	$10,048	$10,426
8/31/16	$10,317	$11,309	$11,525
8/31/17	$12,022	$13,145	$13,924
8/31/18	$14,516	$15,730	$17,715
8/31/19	$14,952	$16,189	$18,472
8/31/20	$20,114	$19,740	$26,662
8/31/21	$26,987	$25,893	$34,268
8/31/22	$22,137	$22,986	$27,737
8/31/23	$25,887	$26,650	$33,822
8/31/24	$32,002	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	23.62%	16.44%	12.34%
Class C (including sales charge)	22.62%	16.44%	12.34%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.79%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC). The CDSC is 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077160
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R3
Trading Symbol		NGDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.28%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.28%
Line Graph [Table Text Block]
	Class R3 $33,500	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,647	$10,048	$10,426
8/31/16	$10,418	$11,309	$11,525
8/31/17	$12,191	$13,145	$13,924
8/31/18	$14,792	$15,730	$17,715
8/31/19	$15,311	$16,189	$18,472
8/31/20	$20,679	$19,740	$26,662
8/31/21	$27,868	$25,893	$34,268
8/31/22	$22,963	$22,986	$27,737
8/31/23	$26,976	$26,650	$33,822
8/31/24	$33,500	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	24.18%	16.95%	12.85%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.36%, which includes the class's repayment of expenses previously reimbursed and/or waived under its contractual expense limitation. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000210977
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R6
Trading Symbol		NGRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.58%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.58%
Line Graph [Table Text Block]
	Class R6 $35,587	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,697	$10,048	$10,426
8/31/16	$10,516	$11,309	$11,525
8/31/17	$12,367	$13,145	$13,924
8/31/18	$15,070	$15,730	$17,715
8/31/19	$15,686	$16,189	$18,472
8/31/20	$21,347	$19,740	$26,662
8/31/21	$28,971	$25,893	$34,268
8/31/22	$24,042	$22,986	$27,737
8/31/23	$28,449	$26,650	$33,822
8/31/24	$35,587	$33,882	$44,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	25.09%	17.80%	13.53%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.59%/0.58% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740	$ 2,510,860,740
Holdings Count | Holding		65	65	65	65
Advisory Fees Paid, Amount		$ 10,811,453
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

The fees associated with this Fund changed during the reporting period. The variations in fees are primarily the result of a reduction in the class's contractual expense cap.

Material Fund Change Expenses [Text Block]		The fees associated with this Fund changed during the reporting period. The variations in fees are primarily the result of a reduction in the class's contractual expense cap.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

Accountant Change Date	Sep. 01, 2023
C000021333
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Investor Class
Trading Symbol		NPRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.75%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.75%
Line Graph [Table Text Block]
	Investor Class $26,117	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,599	$15,996	$13,762
8/31/20	$15,071	$19,595	$13,877
8/31/21	$22,614	$25,914	$18,935
8/31/22	$21,624	$22,555	$17,756
8/31/23	$22,827	$26,029	$19,282
8/31/24	$26,117	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.41%	12.34%	10.08%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.76%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021334
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Trust Class
Trading Symbol		NBPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$102	0.95%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.95%
Line Graph [Table Text Block]
	Trust Class $25,637	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,260	$10,040	$9,652
8/31/16	$10,461	$11,214	$10,899
8/31/17	$12,111	$13,025	$12,161
8/31/18	$13,647	$15,607	$13,677
8/31/19	$14,470	$15,996	$13,762
8/31/20	$14,912	$19,595	$13,877
8/31/21	$22,331	$25,914	$18,935
8/31/22	$21,312	$22,555	$17,756
8/31/23	$22,452	$26,029	$19,282
8/31/24	$25,637	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.18%	12.12%	9.87%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021335
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Advisor Class
Trading Symbol		NBPBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.10%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.10%
Line Graph [Table Text Block]
	Advisor Class $25,249	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,245	$10,040	$9,652
8/31/16	$10,430	$11,214	$10,899
8/31/17	$12,048	$13,025	$12,161
8/31/18	$13,561	$15,607	$13,677
8/31/19	$14,361	$15,996	$13,762
8/31/20	$14,777	$19,595	$13,877
8/31/21	$22,089	$25,914	$18,935
8/31/22	$21,050	$22,555	$17,756
8/31/23	$22,143	$26,029	$19,282
8/31/24	$25,249	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	14.03%	11.95%	9.70%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.10%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027735
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		NBPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.60%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.60%
Line Graph [Table Text Block]
	Institutional Class $2,655,000	Russell 1000® Index $3,295,200	Russell 1000® Value Index $2,336,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$929,700	$1,004,000	$965,200
8/31/16	$1,054,200	$1,121,400	$1,089,900
8/31/17	$1,223,300	$1,302,500	$1,216,100
8/31/18	$1,383,600	$1,560,700	$1,367,700
8/31/19	$1,472,300	$1,599,600	$1,376,200
8/31/20	$1,522,700	$1,959,500	$1,387,700
8/31/21	$2,287,900	$2,591,400	$1,893,500
8/31/22	$2,191,500	$2,255,500	$1,775,600
8/31/23	$2,316,800	$2,602,900	$1,928,200
8/31/24	$2,655,000	$3,295,200	$2,336,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	14.60%	12.52%	10.26%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090001
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class A
Trading Symbol		NPNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.98%
Line Graph [Table Text Block]
	Class A (including sales charge) $24,073	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$9,425	$10,000	$10,000
8/31/15	$8,723	$10,040	$9,652
8/31/16	$9,852	$11,214	$10,899
8/31/17	$11,393	$13,025	$12,161
8/31/18	$12,838	$15,607	$13,677
8/31/19	$13,607	$15,996	$13,762
8/31/20	$14,019	$19,595	$13,877
8/31/21	$20,981	$25,914	$18,935
8/31/22	$20,021	$22,555	$17,756
8/31/23	$21,086	$26,029	$19,282
8/31/24	$24,073	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	14.16%	12.09%	9.83%
Class A (including sales charge)	7.61%	10.76%	9.18%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.98%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000089999
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class C
Trading Symbol		NPNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.72%

Expenses Paid, Amount		$ 183
Expense Ratio, Percent		1.72%
Line Graph [Table Text Block]
	Class C (including sales charge) $23,742	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,189	$10,040	$9,652
8/31/16	$10,300	$11,214	$10,899
8/31/17	$11,828	$13,025	$12,161
8/31/18	$13,228	$15,607	$13,677
8/31/19	$13,921	$15,996	$13,762
8/31/20	$14,238	$19,595	$13,877
8/31/21	$21,156	$25,914	$18,935
8/31/22	$20,039	$22,555	$17,756
8/31/23	$20,949	$26,029	$19,282
8/31/24	$23,742	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	13.33%	11.27%	9.03%
Class C (including sales charge)	12.33%	11.27%	9.03%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.72%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090000
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R3
Trading Symbol		NPNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.24%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.24%
Line Graph [Table Text Block]
	Class R3 $24,866	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,236	$10,040	$9,652
8/31/16	$10,398	$11,214	$10,899
8/31/17	$11,986	$13,025	$12,161
8/31/18	$13,471	$15,607	$13,677
8/31/19	$14,243	$15,996	$13,762
8/31/20	$14,633	$19,595	$13,877
8/31/21	$21,842	$25,914	$18,935
8/31/22	$20,789	$22,555	$17,756
8/31/23	$21,837	$26,029	$19,282
8/31/24	$24,866	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	13.87%	11.79%	9.54%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.24%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000150162
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R6
Trading Symbol		NRLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.51%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.51%
Line Graph [Table Text Block]
	Class R6 $26,485	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,619	$15,996	$13,762
8/31/20	$15,136	$19,595	$13,877
8/31/21	$22,763	$25,914	$18,935
8/31/22	$21,824	$22,555	$17,756
8/31/23	$23,087	$26,029	$19,282
8/31/24	$26,485	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	14.72%	12.62%	10.23%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.52%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228869
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class E
Trading Symbol		NPNEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Line Graph [Table Text Block]
	Class E $26,625	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,599	$15,996	$13,762
8/31/20	$15,071	$19,595	$13,877
8/31/21	$22,614	$25,914	$18,935
8/31/22	$21,723	$22,555	$17,756
8/31/23	$23,097	$26,029	$19,282
8/31/24	$26,625	$32,952	$23,360

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	15.27%	12.77%	10.29%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.45%/0.03% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

AssetsNet		$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542	$ 9,296,737,542
Holdings Count | Holding		74	74	74	74
Advisory Fees Paid, Amount		$ 42,340,052
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021357
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NMANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.85%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Investor Class $26,137	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,074	$10,036	$10,246	$10,002
8/31/16	$10,886	$11,184	$10,963	$10,994
8/31/17	$12,606	$12,980	$12,555	$12,362
8/31/18	$15,977	$15,608	$15,702	$14,574
8/31/19	$16,751	$15,813	$16,638	$14,653
8/31/20	$20,427	$19,203	$20,557	$15,932
8/31/21	$27,704	$25,548	$27,788	$22,502
8/31/22	$20,800	$22,155	$20,371	$19,167
8/31/23	$21,718	$25,424	$23,019	$20,772
8/31/24	$26,137	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	20.35%	9.31%	10.08%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.86%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021358
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$104	0.94%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.94%
Line Graph [Table Text Block]
	Trust Class $25,959	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,073	$10,036	$10,246	$10,002
8/31/16	$10,877	$11,184	$10,963	$10,994
8/31/17	$12,590	$12,980	$12,555	$12,362
8/31/18	$15,945	$15,608	$15,702	$14,574
8/31/19	$16,708	$15,813	$16,638	$14,653
8/31/20	$20,358	$19,203	$20,557	$15,932
8/31/21	$27,591	$25,548	$27,788	$22,502
8/31/22	$20,699	$22,155	$20,371	$19,167
8/31/23	$21,585	$25,424	$23,019	$20,772
8/31/24	$25,959	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	20.27%	9.21%	10.01%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021359
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$131	1.19%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.19%
Line Graph [Table Text Block]
	Advisor Class $25,292	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,039	$10,036	$10,246	$10,002
8/31/16	$10,814	$11,184	$10,963	$10,994
8/31/17	$12,486	$12,980	$12,555	$12,362
8/31/18	$15,772	$15,608	$15,702	$14,574
8/31/19	$16,486	$15,813	$16,638	$14,653
8/31/20	$20,041	$19,203	$20,557	$15,932
8/31/21	$27,093	$25,548	$27,788	$22,502
8/31/22	$20,269	$22,155	$20,371	$19,167
8/31/23	$21,097	$25,424	$23,019	$20,772
8/31/24	$25,292	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	19.89%	8.94%	9.72%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.20%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027741
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBMLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.68%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.68%
Line Graph [Table Text Block]
	Institutional Class $2,660,800	Russell 3000® Index $3,207,100	Russell Midcap® Growth Index $2,740,800	Russell Midcap® Index $2,496,000
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,109,800	$1,003,600	$1,024,600	$1,000,200
8/31/16	$1,093,000	$1,118,400	$1,096,300	$1,099,400
8/31/17	$1,268,200	$1,298,000	$1,255,500	$1,236,200
8/31/18	$1,609,700	$1,560,800	$1,570,200	$1,457,400
8/31/19	$1,691,600	$1,581,300	$1,663,800	$1,465,300
8/31/20	$2,065,700	$1,920,300	$2,055,700	$1,593,200
8/31/21	$2,807,600	$2,554,800	$2,778,800	$2,250,200
8/31/22	$2,111,100	$2,215,500	$2,037,100	$1,916,700
8/31/23	$2,207,100	$2,542,400	$2,301,900	$2,077,200
8/31/24	$2,660,800	$3,207,100	$2,740,800	$2,496,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	20.56%	9.48%	10.28%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.70%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077161
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class A
Trading Symbol		NMGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.06%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.06%
Line Graph [Table Text Block]
	Class A (including sales charge) $24,155	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$10,421	$10,036	$10,246	$10,002
8/31/16	$10,222	$11,184	$10,963	$10,994
8/31/17	$11,815	$12,980	$12,555	$12,362
8/31/18	$14,944	$15,608	$15,702	$14,574
8/31/19	$15,639	$15,813	$16,638	$14,653
8/31/20	$19,033	$19,203	$20,557	$15,932
8/31/21	$25,774	$25,548	$27,788	$22,502
8/31/22	$19,310	$22,155	$20,371	$19,167
8/31/23	$20,124	$25,424	$23,019	$20,772
8/31/24	$24,155	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	20.03%	9.08%	9.87%
Class A (including sales charge)	13.16%	7.80%	9.22%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.07%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077162
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class C
Trading Symbol		NMGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.81%

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.81%
Line Graph [Table Text Block]
	Class C (including sales charge) $23,768	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,972	$10,036	$10,246	$10,002
8/31/16	$10,685	$11,184	$10,963	$10,994
8/31/17	$12,255	$12,980	$12,555	$12,362
8/31/18	$15,379	$15,608	$15,702	$14,574
8/31/19	$15,981	$15,813	$16,638	$14,653
8/31/20	$19,301	$19,203	$20,557	$15,932
8/31/21	$25,944	$25,548	$27,788	$22,502
8/31/22	$19,286	$22,155	$20,371	$19,167
8/31/23	$19,955	$25,424	$23,019	$20,772
8/31/24	$23,768	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	19.11%	8.26%	9.04%
Class C (including sales charge)	18.11%	8.26%	9.04%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.82%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077164
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R3
Trading Symbol		NMGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$144	1.31%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.31%
Line Graph [Table Text Block]
	Class R3 $24,983	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,029	$10,036	$10,246	$10,002
8/31/16	$10,794	$11,184	$10,963	$10,994
8/31/17	$12,446	$12,980	$12,555	$12,362
8/31/18	$15,696	$15,608	$15,702	$14,574
8/31/19	$16,389	$15,813	$16,638	$14,653
8/31/20	$19,889	$19,203	$20,557	$15,932
8/31/21	$26,855	$25,548	$27,788	$22,502
8/31/22	$20,074	$22,155	$20,371	$19,167
8/31/23	$20,866	$25,424	$23,019	$20,772
8/31/24	$24,983	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	19.73%	8.80%	9.59%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.33%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000125073
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R6
Trading Symbol		NRMGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.59%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Line Graph [Table Text Block]
	Class R6 $26,846	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,104	$10,036	$10,246	$10,002
8/31/16	$10,944	$11,184	$10,963	$10,994
8/31/17	$12,710	$12,980	$12,555	$12,362
8/31/18	$16,141	$15,608	$15,702	$14,574
8/31/19	$16,981	$15,813	$16,638	$14,653
8/31/20	$20,763	$19,203	$20,557	$15,932
8/31/21	$28,235	$25,548	$27,788	$22,502
8/31/22	$21,257	$22,155	$20,371	$19,167
8/31/23	$22,253	$25,424	$23,019	$20,772
8/31/24	$26,846	$32,071	$27,408	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	20.64%	9.59%	10.38%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799	$ 1,695,593,799
Holdings Count | Holding		78	78	78	78
Advisory Fees Paid, Amount		$ 7,851,954
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021347
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Investor Class
Trading Symbol		NBRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.96%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.96%
Line Graph [Table Text Block]
	Investor Class $17,789	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,891	$10,036	$9,746	$10,002
8/31/16	$10,470	$11,184	$11,001	$10,994
8/31/17	$12,269	$12,980	$12,191	$12,362
8/31/18	$13,766	$15,608	$13,735	$14,574
8/31/19	$11,980	$15,813	$13,305	$14,653
8/31/20	$10,051	$19,203	$13,132	$15,932
8/31/21	$15,487	$25,548	$18,975	$22,502
8/31/22	$14,919	$22,155	$17,495	$19,167
8/31/23	$15,498	$25,424	$18,484	$20,772
8/31/24	$17,789	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.78%	8.23%	5.93%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.51%/1.50% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021348
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Trust Class
Trading Symbol		NBREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$129	1.20%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.20%
Line Graph [Table Text Block]
	Trust Class $17,489	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,869	$10,036	$9,746	$10,002
8/31/16	$10,442	$11,184	$11,001	$10,994
8/31/17	$12,201	$12,980	$12,191	$12,362
8/31/18	$13,686	$15,608	$13,735	$14,574
8/31/19	$11,902	$15,813	$13,305	$14,653
8/31/20	$9,967	$19,203	$13,132	$15,932
8/31/21	$15,335	$25,548	$18,975	$22,502
8/31/22	$14,736	$22,155	$17,495	$19,167
8/31/23	$15,275	$25,424	$18,484	$20,772
8/31/24	$17,489	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.49%	8.00%	5.75%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.70%/1.25% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027737
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NBRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.85%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Institutional Class $1,816,600	Russell 3000® Index $3,207,100	Russell Midcap® Value Index $2,221,500	Russell Midcap® Index $2,496,000
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$991,000	$1,003,600	$974,600	$1,000,200
8/31/16	$1,052,200	$1,118,400	$1,100,100	$1,099,400
8/31/17	$1,235,300	$1,298,000	$1,219,100	$1,236,200
8/31/18	$1,390,900	$1,560,800	$1,373,500	$1,457,400
8/31/19	$1,214,300	$1,581,300	$1,330,500	$1,465,300
8/31/20	$1,021,400	$1,920,300	$1,313,200	$1,593,200
8/31/21	$1,576,500	$2,554,800	$1,897,500	$2,250,200
8/31/22	$1,520,500	$2,215,500	$1,749,500	$1,916,700
8/31/23	$1,581,300	$2,542,400	$1,848,400	$2,077,200
8/31/24	$1,816,600	$3,207,100	$2,221,500	$2,496,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	14.88%	8.39%	6.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.34%/0.85% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090009
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NBRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.21%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.21%
Line Graph [Table Text Block]
	Class A (including sales charge) $16,518	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$9,309	$10,036	$9,746	$10,002
8/31/16	$9,845	$11,184	$11,001	$10,994
8/31/17	$11,514	$12,980	$12,191	$12,362
8/31/18	$12,922	$15,608	$13,735	$14,574
8/31/19	$11,238	$15,813	$13,305	$14,653
8/31/20	$9,421	$19,203	$13,132	$15,932
8/31/21	$14,484	$25,548	$18,975	$22,502
8/31/22	$13,922	$22,155	$17,495	$19,167
8/31/23	$14,430	$25,424	$18,484	$20,772
8/31/24	$16,518	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	14.47%	8.01%	5.77%
Class A (including sales charge)	7.91%	6.73%	5.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, data please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.75%/1.21% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090010
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NBRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.96%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		1.96%
Line Graph [Table Text Block]
	Class C (including sales charge) $16,252	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,798	$10,036	$9,746	$10,002
8/31/16	$10,289	$11,184	$11,001	$10,994
8/31/17	$11,945	$12,980	$12,191	$12,362
8/31/18	$13,302	$15,608	$13,735	$14,574
8/31/19	$11,481	$15,813	$13,305	$14,653
8/31/20	$9,551	$19,203	$13,132	$15,932
8/31/21	$14,583	$25,548	$18,975	$22,502
8/31/22	$13,908	$22,155	$17,495	$19,167
8/31/23	$14,305	$25,424	$18,484	$20,772
8/31/24	$16,252	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	13.61%	7.20%	4.98%
Class C (including sales charge)	12.61%	7.20%	4.98%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, data please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.47%/1.96% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090011
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R3
Trading Symbol		NBRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.46%

Expenses Paid, Amount		$ 156
Expense Ratio, Percent		1.46%
Line Graph [Table Text Block]
	Class R3 $17,088	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,851	$10,036	$9,746	$10,002
8/31/16	$10,397	$11,184	$11,001	$10,994
8/31/17	$12,124	$12,980	$12,191	$12,362
8/31/18	$13,569	$15,608	$13,735	$14,574
8/31/19	$11,776	$15,813	$13,305	$14,653
8/31/20	$9,843	$19,203	$13,132	$15,932
8/31/21	$15,100	$25,548	$18,975	$22,502
8/31/22	$14,479	$22,155	$17,495	$19,167
8/31/23	$14,965	$25,424	$18,484	$20,772
8/31/24	$17,088	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	14.19%	7.73%	5.50%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.01%/1.46% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000210976
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NBMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.75%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.75%
Line Graph [Table Text Block]
	Class R6 $18,047	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,891	$10,036	$9,746	$10,002
8/31/16	$10,470	$11,184	$11,001	$10,994
8/31/17	$12,269	$12,980	$12,191	$12,362
8/31/18	$13,766	$15,608	$13,735	$14,574
8/31/19	$12,003	$15,813	$13,305	$14,653
8/31/20	$10,108	$19,203	$13,132	$15,932
8/31/21	$15,611	$25,548	$18,975	$22,502
8/31/22	$15,077	$22,155	$17,495	$19,167
8/31/23	$15,697	$25,424	$18,484	$20,772
8/31/24	$18,047	$32,071	$22,215	$24,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	14.98%	8.50%	6.08%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.71%/0.75% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 56,999,028	$ 56,999,028	$ 56,999,028	$ 56,999,028
Holdings Count | Holding		72	72	72	72
Advisory Fees Paid, Amount		$ 252
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000082272
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Institutional Class
Trading Symbol		NMULX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.88%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.88%
Line Graph [Table Text Block]
	Institutional Class $2,864,200	S&P 500® Index $3,388,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$982,000	$1,004,800
8/31/16	$1,069,700	$1,130,900
8/31/17	$1,286,600	$1,314,500
8/31/18	$1,532,900	$1,573,000
8/31/19	$1,577,600	$1,618,900
8/31/20	$1,739,100	$1,974,000
8/31/21	$2,369,300	$2,589,300
8/31/22	$2,022,000	$2,298,600
8/31/23	$2,281,100	$2,665,000
8/31/24	$2,864,200	$3,388,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	25.56%	12.67%	11.10%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.87%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 252,051,550	$ 252,051,550	$ 252,051,550	$ 252,051,550
Holdings Count | Holding		41	41	41	41
Advisory Fees Paid, Amount		$ 942,268
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000082270
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class A
Trading Symbol		NMUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.25%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Class A (including sales charge) $26,042	S&P 500® Index $33,882
8/31/14	$9,425	$10,000
8/31/15	$9,223	$10,048
8/31/16	$10,010	$11,309
8/31/17	$11,997	$13,145
8/31/18	$14,243	$15,730
8/31/19	$14,604	$16,189
8/31/20	$16,040	$19,740
8/31/21	$21,764	$25,893
8/31/22	$18,517	$22,986
8/31/23	$20,808	$26,650
8/31/24	$26,042	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	25.15%	12.26%	10.70%
Class A (including sales charge)	17.96%	10.94%	10.04%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.25%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 252,051,550	$ 252,051,550	$ 252,051,550	$ 252,051,550
Holdings Count | Holding		41	41	41	41
Advisory Fees Paid, Amount		$ 942,268
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000082271
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class C
Trading Symbol		NMUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.00%

Expenses Paid, Amount		$ 224
Expense Ratio, Percent		2.00%
Line Graph [Table Text Block]
	Class C (including sales charge) $25,658	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,716	$10,048
8/31/16	$10,467	$11,309
8/31/17	$12,450	$13,145
8/31/18	$14,671	$15,730
8/31/19	$14,932	$16,189
8/31/20	$16,281	$19,740
8/31/21	$21,924	$25,893
8/31/22	$18,508	$22,986
8/31/23	$20,660	$26,650
8/31/24	$25,658	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	24.19%	11.44%	9.88%
Class C (including sales charge)	23.20%	11.44%	9.88%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.99%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 252,051,550	$ 252,051,550	$ 252,051,550	$ 252,051,550
Holdings Count | Holding		41	41	41	41
Advisory Fees Paid, Amount		$ 942,268
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228874
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class E
Trading Symbol		NMUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$15	0.13%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.13%
Line Graph [Table Text Block]
	Class E $29,226	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,820	$10,048
8/31/16	$10,697	$11,309
8/31/17	$12,866	$13,145
8/31/18	$15,329	$15,730
8/31/19	$15,776	$16,189
8/31/20	$17,391	$19,740
8/31/21	$23,693	$25,893
8/31/22	$20,306	$22,986
8/31/23	$23,089	$26,650
8/31/24	$29,226	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	26.58%	13.12%	11.32%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                          Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.72%/0.12% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 252,051,550	$ 252,051,550	$ 252,051,550	$ 252,051,550
Holdings Count | Holding		41	41	41	41
Advisory Fees Paid, Amount		$ 942,268
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021342
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Trust Class
Trading Symbol		NBRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$115	1.04%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.04%
Line Graph [Table Text Block]
	Trust Class $19,740	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,846	$10,048	$9,967
8/31/16	$11,973	$11,309	$12,496
8/31/17	$12,319	$13,145	$12,728
8/31/18	$12,936	$15,730	$13,551
8/31/19	$15,680	$16,189	$15,661
8/31/20	$15,032	$19,740	$14,400
8/31/21	$20,161	$25,893	$19,597
8/31/22	$17,970	$22,986	$17,685
8/31/23	$16,169	$26,650	$16,322
8/31/24	$19,740	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	22.09%	4.71%	7.04%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2024 were 1.40%/1.04% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021341
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Institutional Class
Trading Symbol		NBRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.85%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Institutional Class $2,012,700	S&P 500® Index $3,388,200	FTSE Nareit All Equity REITs Index $1,982,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$986,600	$1,004,800	$996,700
8/31/16	$1,202,100	$1,130,900	$1,249,600
8/31/17	$1,238,300	$1,314,500	$1,272,800
8/31/18	$1,303,700	$1,573,000	$1,355,100
8/31/19	$1,583,200	$1,618,900	$1,566,100
8/31/20	$1,520,300	$1,974,000	$1,440,000
8/31/21	$2,043,300	$2,589,300	$1,959,700
8/31/22	$1,823,400	$2,298,600	$1,768,500
8/31/23	$1,644,500	$2,665,000	$1,632,200
8/31/24	$2,012,700	$3,388,200	$1,982,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	22.39%	4.92%	7.25%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.03%/0.86% (before and after any expense reimbursements and/or fee waivers, respectively).  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090002
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class A
Trading Symbol		NREAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.21%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.21%
Line Graph [Table Text Block]
	Class A (including sales charge) $18,299	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$9,268	$10,000	$10,000
2/28/15	$9,268	$10,000	$10,000
8/31/15	$9,268	$10,048	$9,967
8/31/16	$11,249	$11,309	$12,496
8/31/17	$11,544	$13,145	$12,728
8/31/18	$12,110	$15,730	$13,551
8/31/19	$14,654	$16,189	$15,661
8/31/20	$14,023	$19,740	$14,400
8/31/21	$18,775	$25,893	$19,597
8/31/22	$16,705	$22,986	$17,685
8/31/23	$15,004	$26,650	$16,322
8/31/24	$18,299	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	21.96%	4.54%	6.86%
Class A (including sales charge)	14.97%	3.31%	6.23%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.40%/1.22% (before and after any expense reimbursements and/or fee waivers, respectively).  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090003
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class C
Trading Symbol		NRECX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		1.96%
Line Graph [Table Text Block]
	Class C (including sales charge) $18,015	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,762	$10,048	$9,967
8/31/16	$11,759	$11,309	$12,496
8/31/17	$11,980	$13,145	$12,728
8/31/18	$12,477	$15,730	$13,551
8/31/19	$14,987	$16,189	$15,661
8/31/20	$14,226	$19,740	$14,400
8/31/21	$18,912	$25,893	$19,597
8/31/22	$16,696	$22,986	$17,685
8/31/23	$14,887	$26,650	$16,322
8/31/24	$18,015	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	21.01%	3.75%	6.06%
Class C (including sales charge)	20.01%	3.75%	6.06%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for Class C for fiscal year 2023 were 2.16%/1.97% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000090004
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R3
Trading Symbol		NRERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.46%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.46%
Line Graph [Table Text Block]
	Class R3 $18,922	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,806	$10,048	$9,967
8/31/16	$11,869	$11,309	$12,496
8/31/17	$12,159	$13,145	$12,728
8/31/18	$12,716	$15,730	$13,551
8/31/19	$15,355	$16,189	$15,661
8/31/20	$14,652	$19,740	$14,400
8/31/21	$19,568	$25,893	$19,597
8/31/22	$17,370	$22,986	$17,685
8/31/23	$15,568	$26,650	$16,322
8/31/24	$18,922	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	21.55%	4.27%	6.59%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.66%/1.47% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000125071
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R6
Trading Symbol		NRREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Line Graph [Table Text Block]
	Class R6 $20,292	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,874	$10,048	$9,967
8/31/16	$12,031	$11,309	$12,496
8/31/17	$12,412	$13,145	$12,728
8/31/18	$13,077	$15,730	$13,551
8/31/19	$15,895	$16,189	$15,661
8/31/20	$15,279	$19,740	$14,400
8/31/21	$20,543	$25,893	$19,597
8/31/22	$18,362	$22,986	$17,685
8/31/23	$16,570	$26,650	$16,322
8/31/24	$20,292	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	22.46%	5.01%	7.33%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.94%/0.76% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000228872
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class E
Trading Symbol		NREEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.08%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.08%
Line Graph [Table Text Block]
	Class E $20,251	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,846	$10,048	$9,967
8/31/16	$11,973	$11,309	$12,496
8/31/17	$12,319	$13,145	$12,728
8/31/18	$12,936	$15,730	$13,551
8/31/19	$15,680	$16,189	$15,661
8/31/20	$15,032	$19,740	$14,400
8/31/21	$20,161	$25,893	$19,597
8/31/22	$18,072	$22,986	$17,685
8/31/23	$16,427	$26,650	$16,322
8/31/24	$20,251	$33,882	$19,820

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	23.28%	5.25%	7.31%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which has higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance,  please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.88%/0.08% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

AssetsNet		$ 776,537,593	$ 776,537,593	$ 776,537,593	$ 776,537,593
Holdings Count | Holding		34	34	34	34
Advisory Fees Paid, Amount		$ 4,242,267
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021330
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NBMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.01%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.01%
Line Graph [Table Text Block]
	Investor Class $30,710	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,751	$10,036	$10,511	$10,003
8/31/16	$10,411	$11,184	$10,884	$10,862
8/31/17	$12,700	$12,980	$12,668	$12,483
8/31/18	$17,611	$15,608	$16,559	$15,659
8/31/19	$18,325	$15,813	$14,734	$13,640
8/31/20	$22,577	$19,203	$17,280	$14,461
8/31/21	$28,887	$25,548	$23,433	$21,270
8/31/22	$23,125	$22,155	$17,514	$17,466
8/31/23	$23,461	$25,424	$18,701	$18,278
8/31/24	$30,710	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	30.90%	10.88%	11.87%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.32%/1.31% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021331
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$144	1.25%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Trust Class $30,168	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,730	$10,036	$10,511	$10,003
8/31/16	$10,379	$11,184	$10,884	$10,862
8/31/17	$12,636	$12,980	$12,668	$12,483
8/31/18	$17,494	$15,608	$16,559	$15,659
8/31/19	$18,192	$15,813	$14,734	$13,640
8/31/20	$22,382	$19,203	$17,280	$14,461
8/31/21	$28,583	$25,548	$23,433	$21,270
8/31/22	$22,827	$22,155	$17,514	$17,466
8/31/23	$23,104	$25,424	$18,701	$18,278
8/31/24	$30,168	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	30.57%	10.65%	11.67%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.51%/1.41% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021332
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$161	1.40%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.40%
Line Graph [Table Text Block]
	Advisor Class $29,724	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,713	$10,036	$10,511	$10,003
8/31/16	$10,349	$11,184	$10,884	$10,862
8/31/17	$12,582	$12,980	$12,668	$12,483
8/31/18	$17,396	$15,608	$16,559	$15,659
8/31/19	$18,058	$15,813	$14,734	$13,640
8/31/20	$22,186	$19,203	$17,280	$14,461
8/31/21	$28,288	$25,548	$23,433	$21,270
8/31/22	$22,556	$22,155	$17,514	$17,466
8/31/23	$22,801	$25,424	$18,701	$18,278
8/31/24	$29,724	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	30.36%	10.48%	11.51%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.68%/1.61% (before and after any expense reimbursements and/or fee waivers, respectively. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000027734
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.90%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.90%
Line Graph [Table Text Block]
	Institutional Class $3,143,200	Russell 3000® Index $3,207,100	Russell 2000® Growth Index $2,200,600	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,078,400	$1,003,600	$1,051,100	$1,000,300
8/31/16	$1,048,100	$1,118,400	$1,088,400	$1,086,200
8/31/17	$1,281,800	$1,298,000	$1,266,800	$1,248,300
8/31/18	$1,783,300	$1,560,800	$1,655,900	$1,565,900
8/31/19	$1,861,400	$1,581,300	$1,473,400	$1,364,000
8/31/20	$2,299,100	$1,920,300	$1,728,000	$1,446,100
8/31/21	$2,947,000	$2,554,800	$2,343,300	$2,127,000
8/31/22	$2,361,800	$2,215,500	$1,751,400	$1,746,600
8/31/23	$2,399,100	$2,542,400	$1,870,100	$1,827,800
8/31/24	$3,143,200	$3,207,100	$2,200,600	$2,165,500

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	31.02%	11.05%	12.13%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.13%/0.91% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077149
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class A
Trading Symbol		NSNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.26%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.26%
Line Graph [Table Text Block]
	Class A (including sales charge) $28,567	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$10,126	$10,036	$10,511	$10,003
8/31/16	$9,804	$11,184	$10,884	$10,862
8/31/17	$11,949	$12,980	$12,668	$12,483
8/31/18	$16,562	$15,608	$16,559	$15,659
8/31/19	$17,225	$15,813	$14,734	$13,640
8/31/20	$21,201	$19,203	$17,280	$14,461
8/31/21	$27,072	$25,548	$23,433	$21,270
8/31/22	$21,620	$22,155	$17,514	$17,466
8/31/23	$21,883	$25,424	$18,701	$18,278
8/31/24	$28,567	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	30.55%	10.65%	11.73%
Class A (including sales charge)	23.05%	9.34%	11.07%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.53%/1.27% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077150
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class C
Trading Symbol		NSNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.01%

Expenses Paid, Amount		$ 231
Expense Ratio, Percent		2.01%
Line Graph [Table Text Block]
	Class C (including sales charge) $28,134	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,668	$10,036	$10,511	$10,003
8/31/16	$10,250	$11,184	$10,884	$10,862
8/31/17	$12,402	$12,980	$12,668	$12,483
8/31/18	$17,061	$15,608	$16,559	$15,659
8/31/19	$17,607	$15,813	$14,734	$13,640
8/31/20	$21,514	$19,203	$17,280	$14,461
8/31/21	$27,269	$25,548	$23,433	$21,270
8/31/22	$21,614	$22,155	$17,514	$17,466
8/31/23	$21,712	$25,424	$18,701	$18,278
8/31/24	$28,134	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	29.57%	9.83%	10.90%
Class C (including sales charge)	28.57%	9.83%	10.90%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.25%/2.02% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000077152
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R3
Trading Symbol		NSNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$174	1.51%

Expenses Paid, Amount		$ 174
Expense Ratio, Percent		1.51%
Line Graph [Table Text Block]
	Class R3 $29,582	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,722	$10,036	$10,511	$10,003
8/31/16	$10,353	$11,184	$10,884	$10,862
8/31/17	$12,587	$12,980	$12,668	$12,483
8/31/18	$17,407	$15,608	$16,559	$15,659
8/31/19	$18,057	$15,813	$14,734	$13,640
8/31/20	$22,173	$19,203	$17,280	$14,461
8/31/21	$28,243	$25,548	$23,433	$21,270
8/31/22	$22,496	$22,155	$17,514	$17,466
8/31/23	$22,716	$25,424	$18,701	$18,278
8/31/24	$29,582	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	30.22%	10.38%	11.46%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.77%/1.52% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000205810
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		NSRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.80%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.80%
Line Graph [Table Text Block]
	Class R6 $31,227	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,751	$10,036	$10,511	$10,003
8/31/16	$10,411	$11,184	$10,884	$10,862
8/31/17	$12,700	$12,980	$12,668	$12,483
8/31/18	$17,611	$15,608	$16,559	$15,659
8/31/19	$18,399	$15,813	$14,734	$13,640
8/31/20	$22,752	$19,203	$17,280	$14,461
8/31/21	$29,188	$25,548	$23,433	$21,270
8/31/22	$23,416	$22,155	$17,514	$17,466
8/31/23	$23,810	$25,424	$18,701	$18,278
8/31/24	$31,227	$32,071	$22,006	$21,655

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	31.15%	11.16%	12.06%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.04%/0.81% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet		$ 413,188,339	$ 413,188,339	$ 413,188,339	$ 413,188,339
Holdings Count | Holding		94	94	94	94
Advisory Fees Paid, Amount		$ 2,004,612
InvestmentCompanyPortfolioTurnover		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000021349
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Investor Class
Trading Symbol		NBSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	0.88%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.88%
Line Graph [Table Text Block]
	Investor Class $29,477	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,029	$10,048
8/31/16	$11,081	$11,309
8/31/17	$12,581	$13,145
8/31/18	$14,892	$15,730
8/31/19	$14,490	$16,189
8/31/20	$16,825	$19,740
8/31/21	$22,621	$25,893
8/31/22	$19,523	$22,986
8/31/23	$22,399	$26,650
8/31/24	$29,477	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	31.60%	15.26%	11.42%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.87%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000021350
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Trust Class
Trading Symbol		NBSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$123	1.06%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.06%
Line Graph [Table Text Block]
	Trust Class $28,985	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,012	$10,048
8/31/16	$11,042	$11,309
8/31/17	$12,523	$13,145
8/31/18	$14,794	$15,730
8/31/19	$14,370	$16,189
8/31/20	$16,662	$19,740
8/31/21	$22,363	$25,893
8/31/22	$19,266	$22,986
8/31/23	$22,058	$26,650
8/31/24	$28,985	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	31.40%	15.06%	11.23%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.05%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000027738
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Institutional Class
Trading Symbol		NBSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.70%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.70%
Line Graph [Table Text Block]
	Institutional Class $3,002,000	S&P 500® Index $3,388,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$1,004,600	$1,004,800
8/31/16	$1,112,100	$1,130,900
8/31/17	$1,265,300	$1,314,500
8/31/18	$1,500,200	$1,573,000
8/31/19	$1,462,500	$1,618,900
8/31/20	$1,701,600	$1,974,000
8/31/21	$2,291,600	$2,589,300
8/31/22	$1,981,000	$2,298,600
8/31/23	$2,276,600	$2,665,000
8/31/24	$3,002,000	$3,388,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	31.86%	15.47%	11.62%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.70%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000077156
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Class A
Trading Symbol		NRAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.07%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.07%
Line Graph [Table Text Block]
	Class A (including sales charge) $27,268	S&P 500® Index $33,882
8/31/14	$9,425	$10,000
8/31/15	$9,434	$10,048
8/31/16	$10,403	$11,309
8/31/17	$11,793	$13,145
8/31/18	$13,932	$15,730
8/31/19	$13,529	$16,189
8/31/20	$15,685	$19,740
8/31/21	$21,044	$25,893
8/31/22	$18,127	$22,986
8/31/23	$20,754	$26,650
8/31/24	$27,268	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	31.39%	15.05%	11.21%
Class A (including sales charge)	23.83%	13.70%	10.55%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.06%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000077153
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Class C
Trading Symbol		NRACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.82%

Expenses Paid, Amount		$ 210
Expense Ratio, Percent		1.82%
Line Graph [Table Text Block]
	Class C (including sales charge) $26,845	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,933	$10,048
8/31/16	$10,872	$11,309
8/31/17	$12,234	$13,145
8/31/18	$14,345	$15,730
8/31/19	$13,826	$16,189
8/31/20	$15,909	$19,740
8/31/21	$21,189	$25,893
8/31/22	$18,117	$22,986
8/31/23	$20,589	$26,650
8/31/24	$26,845	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	30.39%	14.19%	10.38%
Class C (including sales charge)	29.39%	14.19%	10.38%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.82%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000077155
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Class R3
Trading Symbol		NRARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.32%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.32%
Line Graph [Table Text Block]
	Class R3 $28,217	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,988	$10,048
8/31/16	$10,987	$11,309
8/31/17	$12,419	$13,145
8/31/18	$14,636	$15,730
8/31/19	$14,179	$16,189
8/31/20	$16,395	$19,740
8/31/21	$21,948	$25,893
8/31/22	$18,857	$22,986
8/31/23	$21,539	$26,650
8/31/24	$28,217	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	31.01%	14.75%	10.93%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.32%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000125072
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Class R6
Trading Symbol		NRSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.61%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.61%
Line Graph [Table Text Block]
	Class R6 $30,266	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,051	$10,048
8/31/16	$11,134	$11,309
8/31/17	$12,675	$13,145
8/31/18	$15,039	$15,730
8/31/19	$14,673	$16,189
8/31/20	$17,091	$19,740
8/31/21	$23,042	$25,893
8/31/22	$19,937	$22,986
8/31/23	$22,935	$26,650
8/31/24	$30,266	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	31.96%	15.58%	11.71%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Material Change Date	Sep. 01, 2023
AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Accountant Change Date	Sep. 01, 2023
C000244622
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Fund
Class Name		Class E
Trading Symbol		NRAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of December 6, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.08%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.08%
Line Graph [Table Text Block]
	Class E $29,651	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,029	$10,048
8/31/16	$11,081	$11,309
8/31/17	$12,581	$13,145
8/31/18	$14,892	$15,730
8/31/19	$14,490	$16,189
8/31/20	$16,825	$19,740
8/31/21	$22,621	$25,893
8/31/22	$19,523	$22,986
8/31/23	$22,399	$26,650
8/31/24	$29,651	$33,882

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	32.37%	15.40%	11.48%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.55/0.05% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet		$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187	$ 1,535,917,187
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 6,955,958
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 6, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Material Fund Change Objectives [Text Block]

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 6, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000225949
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Institutional Class
Trading Symbol		NEQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.90%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.90%
Line Graph [Table Text Block]
	Institutional Class $1,266,200	Russell 3000® Index $1,427,200
3/23/21	$1,000,000	$1,000,000
8/31/21	$1,135,000	$1,136,900
8/31/22	$885,900	$985,900
8/31/23	$1,007,400	$1,131,400
8/31/24	$1,266,200	$1,427,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Institutional Class	25.69%	7.09%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 4.44%/0.91% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date			Mar. 23, 2021
AssetsNet		$ 14,134,936	$ 14,134,936	$ 14,134,936	$ 14,134,936
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000225950
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Class A
Trading Symbol		NEQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.26%

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.26%
Line Graph [Table Text Block]
	Class A (including sales charge) $11,788	Russell 3000® Index $14,272
3/23/21	$9,425	$10,000
8/31/21	$10,679	$11,369
8/31/22	$8,299	$9,859
8/31/23	$9,408	$11,314
8/31/24	$11,788	$14,272

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Class A (at NAV)	25.29%	6.71%
Class A (including sales charge)	18.07%	4.89%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 5.09%/1.27% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date			Mar. 23, 2021
AssetsNet		$ 14,134,936	$ 14,134,936	$ 14,134,936	$ 14,134,936
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023
C000225951
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Class C
Trading Symbol		NEQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.01%

Expenses Paid, Amount		$ 225
Expense Ratio, Percent		2.01%
Line Graph [Table Text Block]
	Class C (including sales charge) $12,188	Russell 3000® Index $14,272
3/23/21	$10,000	$10,000
8/31/21	$11,290	$11,369
8/31/22	$8,715	$9,859
8/31/23	$9,806	$11,314
8/31/24	$12,188	$14,272

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Class C (at NAV)	24.29%	5.91%
Class C (including sales charge)	23.29%	5.91%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 6.25%/2.02% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) is of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date			Mar. 23, 2021
AssetsNet		$ 14,134,936	$ 14,134,936	$ 14,134,936	$ 14,134,936
Holdings Count | Holding		44	44	44	44
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Sep. 01, 2023